Investment Portfolio	as of August 31, 2021 (Unaudited)
DWS Strategic High Yield Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 96.5%
Alabama 0.5%
Jefferson County, AL, Sewer Revenue, Series C, Step-up Coupon, 0% to 10/1/2023, 6.9% to 10/1/2050, INS: AGMC	5,000,000	5,142,980
Alaska 0.1%
Alaska, Northern Tobacco Securitization Corp., “2”, Series B-2, Zero Coupon, 6/1/2066	6,355,000	1,433,733
Arizona 3.1%
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	2,760,000	3,112,942
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects:
Series G, 144A, 5.0%, 7/1/2047	1,000,000	1,162,508
Series D, 144A, 5.0%, 7/1/2051	1,035,000	1,200,109
Series G, 144A, 5.0%, 7/1/2051	550,000	637,739
Series A, 144A, 5.25%, 7/1/2047	1,000,000	1,152,397
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Benjamin Franklin Charter School Project, Series A, 144A, 6.0%, 7/1/2052	1,000,000	1,203,852
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	1,490,000	1,741,828
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	6,500,000	7,297,978
Phoenix, AZ, Industrial Development Authority, Education Facility Revenue, Leman Academy of Excellence, ORO Valley Project:
Series A, 144A, 5.0%, 7/1/2038	1,380,000	1,419,456
Series A, 144A, 5.25%, 7/1/2048	1,750,000	1,799,497
Phoenix, AZ, Industrial Development Authority, Student Housing Revenue, Downtown Phoenix Student Housing LLC:
Series A, 5.0%, 7/1/2037	2,000,000	2,409,570
Series A, 5.0%, 7/1/2042	2,000,000	2,389,698
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
144A, 5.0%, 6/15/2047	655,000	664,919
144A, 5.0%, 6/15/2049	1,030,000	1,097,646
144A, 5.0%, 6/15/2052	2,285,000	2,353,954
Tempe, AZ, Industrial Development Authority Revenue, Tempe Life Care Village, Inc.:
Series A, 6.25%, 12/1/2042	1,535,000	1,546,871
Series A, 6.25%, 12/1/2046	1,400,000	1,410,370
		32,601,334
Arkansas 0.4%
Arkansas, State Development Finance Authority Industrial Development Revenue, Big River Steel Project, 144A, AMT, 4.75%, 9/1/2049	4,000,000	4,587,172
California 5.9%
California, County Tobacco Securitization Agency, Tobacco Settle Revenue, Series B-2, Zero Coupon, 6/1/2055	15,000,000	3,054,020

California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A-1, 5.0%, 6/1/2047	1,125,000	1,162,496
Series A-2, 5.0%, 6/1/2047	5,075,000	5,244,142
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	1,145,000	1,371,548
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	8,750,000	13,764,860
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	2,630,000	2,842,366
4.0%, 9/1/2046	4,895,000	5,395,715
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project, Series A, AMT, 5.0%, 12/31/2047	2,075,000	2,513,465
California, State Municipal Finance Authority Revenue, NorthBay Healthcare, Series A, 5.25%, 11/1/2047	2,135,000	2,484,277
California, State Public Finance Authority Revenue, ENSO Village Project:
Series A, 144A, 5.0%, 11/15/2046	270,000	315,381
Series A, 144A, 5.0%, 11/15/2051	135,000	157,043
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 144A, 5.25%, 12/1/2056	5,515,000	6,202,745
California, Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue, Series B-2, Zero Coupon, 6/1/2060	16,675,000	4,200,738
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023, GTY: Merrill Lynch & Co.	620,000	687,105
Long Beach, CA, Carnival Cruise Terminal Financing, 144A, 7.282%, 11/1/2030, GTY: Carnival Corp.	1,700,000	1,700,394
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	2,850,000	3,073,591
San Buenaventura, CA, Community Memorial Health Systems, Prerefunded, 7.5%, 12/1/2041	3,250,000	3,308,344
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	3,555,000	3,976,916
		61,455,146
Colorado 3.0%
Colorado, Brighton Crossing Metropolitan District No. 6 Ltd., Series A, 5.0%, 12/1/2050	1,000,000	1,105,589
Colorado, Broadway Park North Metropolitan District No. 2:
144A, 5.0%, 12/1/2040	1,100,000	1,223,191
144A, 5.0%, 12/1/2049	1,275,000	1,408,001
Colorado, Broadway Station Metropolitan District No. 3, Zero Coupon, 12/1/2049	2,000,000	1,394,392
Colorado, General Obligation, Series A, 144A, 5.0%, 12/1/2051	1,150,000	1,266,999
Colorado, North Range Metropolitan District No. 3, 5.25%, 12/1/2050	1,667,000	1,857,380
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	6,365,000	8,095,146
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,647,877
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-2, 4.0%, 8/1/2049	2,000,000	2,289,593
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group, Series A, 5.0%, 12/1/2043	1,630,000	1,924,603
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	1,078,031
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2033	500,000	586,559
5.0%, 12/1/2034	1,000,000	1,169,255
5.0%, 12/1/2040	2,060,000	2,383,590

Denver, CO, Health & Hospital Authority, Certificate of Participations, 5.0%, 12/1/2048	1,170,000	1,410,226
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	1,840,000	2,017,458
		30,857,890
Connecticut 0.8%
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	870,000	1,032,115
Connecticut, State Health & Educational Facilities Authority Revenue, Sacred Heart University, Series K, 4.0%, 7/1/2045	1,030,000	1,187,060
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose:
Series A, 4.0%, 5/1/2038	2,660,000	3,234,466
Series A, 4.0%, 5/1/2040	2,265,000	2,739,800
		8,193,441
District of Columbia 1.1%
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	3,370,000	4,001,893
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	3,090,000	3,558,545
District of Columbia, Two Rivers Public Charter School, Inc.:
5.0%, 6/1/2050	1,825,000	2,121,846
5.0%, 6/1/2055	1,530,000	1,766,317
		11,448,601
Florida 8.0%
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 144A, 8.125%, 5/15/2044* (a)	2,310,000	1,570,800
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	230,000	288,552
Series A-1, 5.0%, 10/1/2033	230,000	287,682
Series A-1, 5.0%, 10/1/2034	230,000	286,807
Series A-1, 5.0%, 10/1/2035	115,000	143,084
Florida, Capital Projects Finance Authority, Student Housing Revenue, Capital Projects Loan Program, Series A-2, 4.0%, 10/1/2024	3,700,000	3,691,755
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	1,840,000	2,071,533
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	1,190,000	1,410,206
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 144A, 5.0%, 6/15/2050	1,105,000	1,274,642
Series A, 144A, 5.0%, 6/15/2055	960,000	1,104,109
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	4,250,000	4,672,965
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains U.S.A. Passenger Rail Project:
Series A, 144A, AMT, 6.375% (b), 1/1/2049	1,740,000	1,806,476
Series A, 144A, AMT, 6.5% (b), 1/1/2049	1,905,000	1,972,607
Florida, Higher Educational Facilities Financing Authority Revenue, Ringling College Project:
5.0%, 3/1/2029	980,000	1,166,926
5.0%, 3/1/2032	1,110,000	1,305,159
5.0%, 3/1/2034	1,195,000	1,398,194
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	8,555,000	9,859,323

Florida, State Development Finance Corp., Learning Gate Community School Project:
Series A, 5.0%, 2/15/2038	500,000	552,900
Series A, 5.0%, 2/15/2048	1,150,000	1,265,732
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology:
Series A, 4.0%, 10/1/2044	1,395,000	1,547,221
4.0%, 10/1/2049	1,905,000	2,102,600
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	1,750,000	2,085,156
Florida, State Mid-Bay Bridge Authority, Series A, 5.0%, 10/1/2035	1,030,000	1,176,436
Florida, State of Florida Department of Transportation, Series B, 3.0%, 7/1/2047	10,420,000	11,212,683
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	2,385,000	2,666,067
144A, 4.375%, 5/1/2050	2,000,000	2,235,328
Florida, Village Community Development District No. 9, Special Assessment Revenue, 5.5%, 5/1/2042	1,210,000	1,236,620
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, JetBlue Airways Corp. Project, AMT, 5.0%, 11/15/2026	3,500,000	3,710,866
Hillsborough County, FL, Industrial Development Authority Health System Revenue, Baycare Health System Issue, Series D, 0.01% (c), 9/1/2021, LOC: TD Bank NA	300,000	300,000
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	3,844,431
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project:
Series A, 144A, 5.0%, 1/15/2049	825,000	913,037
Series A, 144A, 5.0%, 1/15/2054	850,000	937,623
Miami-Dade County, FL, Seaport Revenue, Series B-1, AMT, 4.0%, 10/1/2046 (d)	2,570,000	2,970,984
Osceola County, FL, Transportation Revenue:
Series A-2, Zero Coupon, 10/1/2049	3,400,000	1,352,269
Series A-2, Zero Coupon, 10/1/2051	4,775,000	1,745,220
Series A-2, Zero Coupon, 10/1/2054	4,570,000	1,484,009
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project:
Series A, 5.25%, 11/15/2039	445,000	496,043
Series A, 5.5%, 11/15/2049	3,635,000	4,048,583
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	1,210,000	1,379,202
		83,573,830
Georgia 2.2%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, Prerefunded, 6.375%, 5/15/2043	4,000,000	4,414,564
Atlanta, GA, Development Authority Revenue Bonds:
Series A-1, 5.0%, 7/1/2032	1,650,000	1,903,698
Series A-1, 5.0%, 7/1/2033	2,595,000	2,992,333
Series A-1, 5.0%, 7/1/2034	2,320,000	2,673,719
Atlanta, GA, Tax Allocation, Beltline Project:
Series B, 5.0%, 1/1/2029	3,450,000	4,155,456
Series B, 5.0%, 1/1/2030	1,715,000	2,060,678
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, 5.5%, 8/15/2054	1,820,000	2,099,039
Georgia, George L Smith II Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	2,615,000	3,093,753
		23,393,240

Illinois 7.7%
Chicago, IL, Board of Education:
Series B, 4.0%, 12/1/2035	2,500,000	2,580,360
Series A, 5.0%, 12/1/2033	740,000	921,559
Series A, 5.0%, 12/1/2041	3,930,000	3,971,025
Series H, 5.0%, 12/1/2046	1,690,000	2,023,659
Series A, 5.5%, 12/1/2039	2,900,000	2,934,211
Series E, 6.038%, 12/1/2029	1,500,000	1,762,180
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2036	1,000,000	1,082,533
Series B, 5.432%, 1/1/2042	3,885,000	4,782,674
Series A, 5.5%, 1/1/2049	2,425,000	3,006,960
Series A, 6.0%, 1/1/2038	2,180,000	2,712,542
Series B, 6.314%, 1/1/2044	2,500,000	3,382,010
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	1,185,000	1,411,885
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Series A, 4.0%, 12/1/2050	1,400,000	1,618,515
Series A, 4.0%, 12/1/2055	1,390,000	1,582,180
Illinois, Housing Development Authority Revenue, Series B, 3.0%, 4/1/2051	4,000,000	4,403,633
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project:
Series A, Zero Coupon, 12/15/2052, INS: AGMC	7,000,000	3,080,929
Series B, 5.0%, 6/15/2052	4,435,000	4,598,525
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045	7,935,000	5,913,117
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, Prerefunded, 5.0%, 5/15/2041	4,265,000	4,410,540
Illinois, State General Obligation:
Series A, 5.0%, 10/1/2033	4,970,000	6,091,826
Series B, 5.0%, 10/1/2033	3,150,000	3,861,017
5.0%, 11/1/2034	1,500,000	1,752,095
5.0%, 1/1/2035	300,000	342,787
Series A, 5.0%, 5/1/2035	2,295,000	2,777,000
5.0%, 5/1/2039	2,600,000	2,858,946
Series A, 5.0%, 12/1/2042	3,610,000	4,260,264
Series A, 5.0%, 3/1/2046	535,000	667,590
5.75%, 5/1/2045	1,470,000	1,898,058
		80,688,620
Indiana 1.5%
Indiana, State Finance Authority Environmental Revenue, United Steel Corporation Project, Series A, 4.125%, 12/1/2026	1,250,000	1,364,058
Indiana, State Finance Authority Revenue, Educational Facilities, Rock Creek Community Academy Inc., Project:
Series A, 144A, 5.875%, 7/1/2038	1,340,000	1,549,405
Series A, 144A, 6.125%, 7/1/2048	3,660,000	4,225,784
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	2,290,000	2,510,960
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	5,000,000	5,980,265
		15,630,472

Iowa 1.1%
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project:
4.0%, 10/1/2045	2,135,000	2,465,131
4.0%, 10/1/2050	3,075,000	3,535,840
Iowa, State Higher Education Loan Authority, Loras College, 0.01% (c), 9/1/2021, LOC: Bank of America NA	200,000	200,000
Iowa, State Higher Education Loan Authority, Private College Facility, Loras College Project, 0.01% (c), 9/1/2021, LOC: Bank of America NA	1,000,000	1,000,000
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	2,500,000	2,665,026
Iowa, Tobacco Settlement Authority, “2”, Series B, Zero Coupon, 6/1/2065	10,000,000	1,881,750
		11,747,747
Kansas 0.3%
Kansas, State Development Finance Authority, Health Facilities Revenue, Kansas University Health System, Series J, 0.01%, 9/1/2021, LOC: U.S. Bank NA	475,000	475,000
Manhattan, KS, Health Care Facilities Revenue, Meadowlark Hill Retirement Community, Series A, 4.0%, 6/1/2046	835,000	942,437
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	1,485,000	1,564,290
		2,981,727
Kentucky 1.4%
Columbia, KY, Educational Development Revenue, Lindsey Wilson College Project, 5.0%, 12/1/2033	2,560,000	3,173,800
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	7,195,000	7,909,561
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,476,481
Series A, 5.25%, 6/1/2041	1,915,000	2,274,073
		14,833,915
Louisiana 0.2%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	843,728
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, Prerefunded, 5.0%, 5/15/2047	10,000	12,001
Shreveport, LA, Water & Sewer Revenue, Junior Lien, Series B, 4.0%, 12/1/2044, INS: AGMC	1,000,000	1,137,506
		1,993,235
Maryland 0.7%
Maryland, State Department of Transportation Revenue, Baltimore Washington International Airport, Series B, AMT, 4.0%, 8/1/2051	2,290,000	2,686,407
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2050	310,000	382,293
5.0%, 7/1/2056	540,000	662,998
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 6.125%, 1/1/2036	3,250,000	3,312,925
		7,044,623
Massachusetts 0.5%
Massachusetts, Development Finance Agency Revenue, 5.0%, 7/1/2047	1,250,000	1,445,037
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	1,615,000	1,666,066

Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 2.0%, 7/1/2037	1,150,000	1,158,135
Massachusetts, State General Obligation, Series B, 3.0%, 4/1/2047	1,000,000	1,082,454
		5,351,692
Michigan 1.8%
Kentwood, MI, Economic Development Corp., Holland Home Obligated Group, Series 2022, 4.0%, 11/15/2043 (d)	1,830,000	1,991,677
Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	3,849,878
Michigan, Finance Authority Higher Facilities, Ltd. Obligation Revenue, Kettering University Project:
4.0%, 9/1/2045	1,775,000	2,023,023
4.0%, 9/1/2050	1,660,000	1,883,218
Michigan, Finance Authority Revenue, Tobacco Settlement Asset Backed Senior Capital Appreciation Bonds, Series B-2, Zero Coupon, 6/1/2065	40,000,000	5,420,808
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department:
Series C-3, 5.0%, 7/1/2033, INS: AGMC	1,820,000	2,051,949
Series C, 5.0%, 7/1/2035	910,000	1,057,086
		18,277,639
Minnesota 0.9%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	1,000,000	1,202,352
Series A, 5.0%, 2/15/2053	2,815,000	3,374,637
Minnesota, State Housing Finance Agency, Series E, 3.5%, 7/1/2050	1,570,000	1,735,967
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	2,940,000	3,034,911
		9,347,867
Mississippi 0.6%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	5,695,490
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 5.375%, 12/1/2035	1,000,000	1,011,742
		6,707,232
Missouri 1.7%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project:
Series B, 144A, 5.0%, 2/1/2040	1,300,000	1,418,923
Series B, 144A, 5.0%, 2/1/2050	3,605,000	3,910,993
Series A, 144A, 6.25%, 4/15/2049	3,750,000	3,870,785
Lee's Summit, MO, Industrial Development Authority, Senior Living Facilities Revenue, John Knox Village Project:
Series A, 5.0%, 8/15/2046	2,500,000	2,720,267
Series A, 5.0%, 8/15/2051	1,000,000	1,086,608
Series A, 5.25%, 8/15/2039	1,710,000	1,853,191
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	665,000	751,273
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	2,275,000	2,329,188
		17,941,228

Nevada 0.4%
Nevada, Tahoe Douglas Visitors Authority, Stateline Revenue:
5.0%, 7/1/2040	1,000,000	1,174,891
5.0%, 7/1/2045	1,000,000	1,160,084
5.0%, 7/1/2051	1,000,000	1,155,749
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	4,000,000	712,591
		4,203,315
New Hampshire 0.1%
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037* (a)	900,000	459,000
Series A, 144A, 6.25%, 7/1/2042* (a)	1,090,000	555,900
		1,014,900
New Jersey 4.4%
Atlantic County, NJ, Improvement Authority Lease Revenue, Atlantic City Compus Phase II Project, Series A, 4.0%, 7/1/2053, INS: AGMC	625,000	735,405
Atlantic County, NJ, Improvement Authority Lease Revenue, General Obligation Bonds, Atlantic City Compus Phase II Project, Series A, 4.0%, 7/1/2047, INS: AGMC	465,000	549,996
Essex County, NJ, Improvement Authority Network LLC, Student Housing Project, Series A, 4.0%, 8/1/2060, INS: BAM	1,685,000	1,979,982
New Jersey, Economic Development Authority, Self Designated Social Bonds:
Series QQQ, 4.0%, 6/15/2046	190,000	220,579
Series QQQ, 4.0%, 6/15/2050	190,000	219,757
New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	860,000	1,064,903
Series A, 4.0%, 6/1/2031	860,000	1,075,060
Series A, 4.0%, 6/1/2032	415,000	523,584
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	450,000	465,307
Series BBB, 5.5%, 6/15/2030	8,975,000	11,089,550
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	3,645,000	3,764,695
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	1,625,000	1,673,550
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,791,212
New Jersey, State Health Care Facilities Financing Authority, 5.0%, 10/1/2038	4,000,000	4,853,192
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	1,820,000	2,096,623
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 2.5%, 12/1/2040	1,035,000	1,070,352
Series B, AMT, 3.25%, 12/1/2039	1,500,000	1,604,807
Series B, AMT, 3.5%, 12/1/2039	1,800,000	1,924,934
New Jersey, State Transportation Trust Fund Authority:
Series A, 4.0%, 6/15/2039 (d)	665,000	769,903
Series A, 4.0%, 6/15/2040 (d)	830,000	957,679
Series A, 4.0%, 6/15/2041 (d)	805,000	926,476
Series A, 4.0%, 6/15/2042 (d)	510,000	584,980
New Jersey, State Turnpike Authority Revenue, Series A, 4.0%, 1/1/2051	4,000,000	4,707,400
		45,649,926

New Mexico 0.8%
New Mexico, State Mortgage Finance Authority, “I”, Series D, 3.25%, 7/1/2044	3,310,000	3,503,638
New Mexico, State Mortgage Finance Authority, Single Family Mortgage Program, “I”, Series C, 3.0%, 1/1/2052	4,335,000	4,778,816
		8,282,454
New York 7.6%
Buffalo & Erie County, NY, Industrial Land Development Corp., D'Youville College Project, Series A, 4.0%, 11/1/2050	2,500,000	2,857,654
Dutchess County, NY, Local Development Corp., Bard College Project, Series A, 144A, 5.0%, 7/1/2051	380,000	468,046
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	3,750,000	4,240,080
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	455,000	513,805
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 0.01% (c), 9/1/2021, LOC: Barclays Bank PLC	500,000	500,000
Series G-1, 0.01% (c), 9/1/2021, LOC: Barclays Bank PLC	235,000	235,000
Series D, 5.0%, 11/15/2033	1,500,000	1,847,243
Series C-1, 5.0%, 11/15/2050	1,320,000	1,614,754
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series D-2, 4.0%, 11/15/2048	3,500,000	4,022,802
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.01% (c), 9/1/2021, LOC: TD Bank NA	300,000	300,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 144A, 5.0%, 12/1/2045	1,000,000	1,142,812
New York, State Liberty Development Corp. Revenue, World Trade Center, “1-3”, 144A, 5.0%, 11/15/2044	2,000,000	2,211,431
New York, State Thruway Authority:
Series N, 3.0%, 1/1/2049	2,500,000	2,664,882
Series A-1, 4.0%, 3/15/2052	4,000,000	4,702,620
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	500,000	543,345
AMT, 5.375%, 8/1/2036	900,000	1,150,233
New York, Transportation Development Corp., Special Facilities Revenue, Laguardia Airport Terminal C & D Redevelopment Project, AMT, 4.375%, 10/1/2045	1,500,000	1,782,232
New York, Triborough Bridge & Tunnel Authority, Series B-1, 4.0%, 5/15/2056	12,830,000	15,144,030
New York, TSASC, Inc.:
Series A, 5.0%, 6/1/2041	595,000	698,499
Series B, 5.0%, 6/1/2048	8,800,000	9,717,488
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue:
Series E-1, 2.8%, 11/1/2034	5,000,000	5,282,178
Series E-1, 3.0%, 11/1/2039	3,000,000	3,165,757
New York Counties, NY, Tobacco Trust IV, Series F, Zero Coupon, 6/1/2060	90,000,000	6,141,528
New York, NY, General Obligation:
Series A-3, 0.01% (c), 9/1/2021, LOC: Mizuho Bank Ltd.	900,000	900,000
Series D-4, 0.01% (c), 9/1/2021, LOC: TD Bank NA	850,000	850,000
Series G-6, 0.01% (c), 9/1/2021, LOC: Mizuho Bank Ltd.	5,645,000	5,645,000
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028* (a)	2,125,000	1,487,500
		79,828,919
North Carolina 0.2%
North Carolina, State Housing Finance Agency, Series 42, 4.0%, 1/1/2050	1,795,000	1,993,068
North Dakota 0.2%
Grand Forks, ND, Health Care System Revenue, Altru Health System, 5.0%, 12/1/2032	2,000,000	2,017,423

Ohio 4.2%
Buckeye, OH, Tobacco Settlement Financing Authority:
“2", Series B-3, Zero Coupon, 6/1/2057	20,000,000	3,287,444
“2", Series B-2, 5.0%, 6/1/2055	8,200,000	9,542,287
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	2,480,000	2,769,599
Cleveland-Cuyahoga County, OH, Port Authority, Cultural Facility Revenue, Playhouse Square Foundation Project, 5.5%, 12/1/2053	2,310,000	2,743,079
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2051	1,270,000	1,408,318
Series A, 5.0%, 1/1/2052	1,000,000	1,132,011
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	10,345,000	12,322,088
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	725,000	841,845
AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	3,115,000	3,664,041
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	6,000,000	6,370,790
		44,081,502
Oklahoma 0.8%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	1,635,000	2,020,199
Series B, 5.5%, 8/15/2057	4,235,000	5,232,747
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, 5.25%, 11/15/2045	1,175,000	1,358,580
		8,611,526
Oregon 0.0%
Clackamas County, OR, Hospital Facilities Authority Revenue, Mary's Woods at Marylhurst, Inc. Project, Series A, 5.0%, 5/15/2038	195,000	214,081
Pennsylvania 2.9%
Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Graystone Neighborhood Improvement Project, 144A, 5.125%, 3/1/2048	491,000	580,137
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	900,000	1,038,493
5.25%, 7/1/2041	900,000	1,038,226
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue:
Series A, AMT, 2.45%, 6/1/2041	4,875,000	4,978,074
Series A, AMT, 2.625%, 6/1/2042	1,005,000	1,017,063
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 132A, 3.5%, 4/1/2051	1,620,000	1,750,213
Pennsylvania, State Turnpike Commission Oil Franchise Tax Revenue, Series A, 4.0%, 12/1/2051 (d)	8,000,000	9,475,282
Pennsylvania, State Turnpike Commission Revenue:
Series A, 4.0%, 12/1/2043	3,800,000	4,528,585
Series A, 4.0%, 12/1/2044	660,000	784,687
Series A, 4.0%, 12/1/2045	220,000	260,666
Series A, 4.0%, 12/1/2046	440,000	520,250
Series A, 4.0%, 12/1/2050	3,500,000	4,106,809
Series A-1, 5.0%, 12/1/2041	20,000	23,227
		30,101,712

South Carolina 2.4%
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, Conway Hospitals, Inc., 5.25%, 7/1/2047	2,290,000	2,701,817
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	10,360,000	12,157,735
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	8,890,000	9,995,696
		24,855,248
South Dakota 0.2%
Lincon County, SD, Economic Development Revenue, Augustana College Assocition Project:
Series A, 4.0%, 8/1/2051	625,000	701,000
Series A, 4.0%, 8/1/2056	625,000	694,647
Series A, 4.0%, 8/1/2061	810,000	892,853
		2,288,500
Tennessee 1.2%
Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 4.0%, 7/1/2054	1,500,000	1,719,420
Nashville & Davidson County, TN, Metropolitan Development & Housing Agency, Tax Increment Revenue, Fifth Broadway Development District, 144A, 5.125%, 6/1/2036	900,000	1,040,370
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	8,000,000	8,639,025
Tennessee, New Memphis Arena Public Building Authority, City of Memphis Project, Step-up Coupon, 0% to 4/1/2026, 4.0% to 4/1/2031	750,000	800,009
		12,198,824
Texas 9.0%
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	4,343,604
Zero Coupon, 1/1/2032	3,500,000	2,880,434
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Series A, 5.75%, 8/15/2038	2,810,000	3,260,785
Series D, 6.125%, 8/15/2048	4,485,000	5,219,992
Greater Texas, Cultural Education Facilities Finance Corp. Lease Revenue, Epicenter Multipurpose Facilities Project:
Series A, 4.0%, 3/1/2046	2,505,000	2,935,149
Series A, 4.0%, 3/1/2050	2,445,000	2,858,607
Houston, TX, Airport System Revenue, Special Facilities United Airlines, Inc., Airport Improvement Projects:
Series B, AMT, 4.0%, 7/15/2041	2,000,000	2,180,207
Series C, AMT, 5.0%, 7/15/2027	3,000,000	3,579,594
Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	2,012,840
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	7,000,000	8,609,955
Newark, TX, Higher Education Finance Corp., Education Revenue, Austin Achieve Public School, Inc., 5.0%, 6/15/2048	1,440,000	1,473,028
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	8,018,469
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	1,575,000	1,737,820
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 0.01% (c), 9/1/2021, LOC: TD Bank NA	500,000	500,000
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2039, INS: BAM	195,000	227,636
Series A, 4.0%, 8/1/2041, INS: BAM	235,000	273,601
Series A, 5.0%, 8/1/2038	2,830,000	3,113,134

Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	7,472,181
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	3,550,000	3,894,643
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Presbyterian Village North Project:
5.0%, 10/1/2039	1,820,000	1,999,703
Series A, 5.25%, 10/1/2055	8,000,000	8,973,771
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053	6,605,000	4,862,076
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue, Infrastructure Group LLC, I-635 Managed Lanes Project:
Series A, 4.0%, 6/30/2038	380,000	451,461
Series A, 4.0%, 12/31/2038	380,000	451,461
Series A, 4.0%, 6/30/2039	290,000	343,320
Series A, 4.0%, 12/31/2039	335,000	396,594
Series A, 4.0%, 6/30/2040	275,000	324,551
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	7,615,000	8,933,041
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,497,293
		93,824,950
Utah 1.1%
Utah, Infrastructure Agency Telecommunication Revenue:
4.0%, 10/15/2041	600,000	696,517
Series 2019, 4.0%, 10/15/2042	2,350,000	2,685,855
Utah, State Charter School Finance Authority, St. George Campus Project, Series A, 144A, 5.0%, 6/15/2052	1,130,000	1,299,688
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	6,490,000	7,284,530
		11,966,590
Virginia 2.3%
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 0.01% (c), 9/1/2021, LOC: Truist Bank	200,000	200,000
Prince William County, VA, Industrial Development Authority, Residential Care Facilities, Westminster at Lake Ridge:
5.0%, 1/1/2037	1,000,000	1,080,681
5.0%, 1/1/2046	1,530,000	1,639,780
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Richfield Living:
Series 2020, 5.0%, 9/1/2050	1,740,000	1,668,084
Series A, 5.375%, 9/1/2054	1,500,000	1,511,141
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	474,560
144A, Step-up Coupon, 0% to 9/1/2021, 7.5% to 9/1/2045	1,640,000	806,211
Series B, 5.625%, 9/1/2041	5,332,000	2,559,419
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	1,400,000	1,544,637
144A, 5.0%, 9/1/2045	4,100,000	4,511,469
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	5,250,000	6,297,533
Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, AMT, 6.0%, 1/1/2037	1,640,000	1,716,347
		24,009,862

Washington 3.4%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2037	1,025,000	1,068,544
5.0%, 12/1/2046	2,000,000	2,053,219
Washington, Port of Seattle Revenue, AMT, 5.0%, 4/1/2044	2,000,000	2,436,484
Washington, Port of Seattle, Industrial Development Corp., Special Facilities- Delta Airlines, AMT, 5.0%, 4/1/2030	2,000,000	2,133,450
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2043	4,710,000	4,949,534
Series B, 3.0%, 7/1/2048	6,200,000	6,403,974
Washington, State Higher Educational Facilities Authority, Seattle University Project:
4.0%, 5/1/2045	3,950,000	4,565,647
4.0%, 5/1/2050	1,020,000	1,173,430
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project, Series A, 144A, 7.375%, 1/1/2044	6,000,000	6,740,795
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	775,000	860,580
Series A, 144A, 5.0%, 7/1/2048	1,735,000	1,903,443
Series A, 144A, 5.0%, 7/1/2053	1,125,000	1,231,563
		35,520,663
West Virginia 0.1%
West Virginia, State Economic Development Authority, Arch Resources Project, Series A, AMT, 4.125% (b), 7/1/2045	1,215,000	1,294,524
Wisconsin 4.0%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	4,000,000	4,348,568
Series B, 5.0%, 7/1/2048	910,000	952,908
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	6,000,000	5,887,496
Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042	3,500,000	3,606,044
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	2,000,000	2,169,578
5.0%, 7/1/2052	910,000	986,300
Wisconsin, Public Finance Authority, Education Revenue, North Carolina Leadership Academy, 144A, 5.0%, 6/15/2049	520,000	566,992
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 4.0%, 10/1/2049	5,000,000	5,673,169
Wisconsin, Public Finance Authority, Hospital Revenue, Carson Valley Medical Center, Series A, 4.0%, 12/1/2051	1,290,000	1,485,284
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	635,000	661,525
144A, 5.75%, 5/1/2054	5,620,000	5,834,464
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary's Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2047	4,545,000	5,020,985
Wisconsin, State Health & Educational Facilities Authority Revenue, Benevolent Corp. Cedar Community Project:
5.0%, 6/1/2037	1,970,000	2,189,083
5.0%, 6/1/2041	1,910,000	2,110,768
		41,493,164
Guam 0.6%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 7/1/2040	1,040,000	1,207,469
Series A, 5.0%, 1/1/2050	655,000	803,073

Guam, International Airport Authority Revenue:
Series C, AMT, 6.25%, 10/1/2034	500,000	544,179
Series C, AMT, 6.375%, 10/1/2043	1,610,000	1,746,428
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	800,000	940,321
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2034	1,200,000	1,251,082
		6,492,552
Puerto Rico 6.8%
Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 5.25%, 7/1/2029	1,000,000	1,041,885
Puerto Rico, Commonwealth Aqueduct and Sewer Authority:
Series A, 144A, 5.0%, 7/1/2035	5,000,000	6,203,479
Series A, 144A, 5.0%, 7/1/2047	10,000,000	12,134,710
Puerto Rico, Electric Power Authority Revenue:
Series TT, 5.0%, 7/1/2025* (a)	920,000	901,600
Series CCC-1, 5.0%, 7/1/2028* (a)	1,785,000	1,749,300
Series TT-1, 5.0%, 7/1/2032* (a)	5,000,000	4,900,000
Series CCC-1, 5.25%, 7/1/2027* (a)	2,000,000	1,967,500
Series XX, 5.25%, 7/1/2040* (a)	4,000,000	3,935,000
Series WW, 5.5%, 7/1/2038* (a)	2,900,000	2,860,125
Puerto Rico, GDB Debt Recovery Authority, PIK, 7.5%, 8/20/2040	7,806,196	7,337,824
Puerto Rico, General Obligation:
Series A, 5.0%, 7/1/2041* (a)	1,955,000	1,678,856
Series B, 5.75%, 7/1/2038* (a)	2,000,000	1,847,500
Series A, 8.0%, 7/1/2035* (a)	2,500,000	2,128,125
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	32,904,000	10,994,500
Series A-1, 4.75%, 7/1/2053	6,800,000	7,781,933
Puerto Rico, The Childrens Trust Fund, Tobacco Settlement Revenue, Series A, Zero Coupon, 5/15/2057	50,000,000	3,313,515
		70,775,852
Other 0.3%
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2021-ML10, 2.046%, 6/25/2038	3,430,501	3,570,542
Total Municipal Bonds and Notes (Cost $915,886,382)		1,009,523,461

Underlying Municipal Bonds of Inverse Floaters (e) 6.1%
Florida 2.2%
Florida, Airport Facilities Revenue, Series B, 4.0%, 9/1/2044 (f)	10,000,000	11,476,857
Trust: Airport Facilities Revenue, Series XM0780, 144A, 14.23%, 9/1/2027, Leverage Factor at purchase date: 4 to 1
Miami-Dade County, FL, Transit Sales Surtax Revenue, Series A, 4.0%, 7/1/2049 (f)	10,000,000	11,707,116
Trust: Transit Sales Surtax Revenue, Series XM0901, 144A, 14.32%, 7/1/2028, Leverage Factor at purchase date: 4 to 1
		23,183,973
Michigan 1.1%
Michigan, State Building Authority Revenue, Series I, 5.0%, 4/15/2034 (f)	10,000,000	11,744,835
Trust: State Building Authority Revenue, Series 2015-XM0123, 144A, 13.648%, 10/15/2023, Leverage Factor at purchase date: 3 to 1
New York 1.1%
New York, State Thruway Authority General Revenue, Series B, 4.0%, 1/1/2053 (f)	10,000,000	11,583,432
Trust: State Thruway Authority General Revenue, Series XM0880, 144A, 14.05%, 1/1/2028, Leverage Factor at purchase date: 4 to 1

Washington 1.7%
Washington, State General Obligation, Series A-1, 5.0%, 8/1/2037 (f)	15,000,000	17,494,955
Trust: State General Obligation, Series XM0127, 144A, 17.96%, 8/1/2023, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $60,442,514)		64,007,195

Corporate Bonds 0.4%
Industrials
Delta Air Lines, Inc., 3.75%, 10/28/2029 (Cost $3,487,236)	3,500,000	3,551,611

Government & Agency Obligations 0.2%
U.S. Treasury Obligations
U.S. Treasury Note, 0.875%, 11/15/2030 (Cost $2,450,041)	2,500,000	2,415,820
	Shares	Value ($)

Open-End Investment Companies 1.2%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% (g) (Cost $12,673,831)	12,670,617	12,673,151

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $994,940,004)	104.4	1,092,171,238
Floating Rate Notes (e)	(3.9)	(40,420,000)
Other Assets and Liabilities, Net	(0.5)	(5,257,512)
Net Assets	100.0	1,046,493,726
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	Defaulted security or security for which income has been deemed uncollectible.
(b)	Variable or floating rate security. These securities are shown at their current rate as of August 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(c)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of August 31, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(d)	When-issued security.
(e)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(f)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
(g)	Current yield; not a coupon rate.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$1,073,530,656	$—	$1,073,530,656
Corporate Bonds	—	3,551,611	—	3,551,611
Government & Agency Obligations	—	2,415,820	—	2,415,820
Open-End Investment Companies	12,673,151	—	—	12,673,151
Total	$12,673,151	$1,079,498,087	$—	$1,092,171,238
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSHYTFF-PH1
R-080548-1 (1/23)